Basis of preparation and changes to the Group's accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Description Of Voluntary Change In Accounting Policy
Interim condensed consolidated statement of profit or loss for the six months ended June 30, 2022 (unaudited)

	June 30, 2022
(in €‘000)	As reported	Change in accounting policies	Restated
Cost of sales	(41,210)	(7,206)	(48,416)
Gross profit	9,482	(7,206)	2,276
General and administrative expenses	(278,859)	7,206	(271,653)